Events after the reporting period	12 Months Ended
Dec. 31, 2021
Events after the reporting period
Events after the reporting period
32 Events after the reporting period

A subsequent event is a favourable or unfavourable event, that occurs between the reporting date and the date that the consolidated financial statements are authorised for issue. Events after the reporting date that provide evidence of conditions that existed at the reporting date are adjusted within the consolidated financial statements. Events that are indicative of a condition that arose after the reporting date of a material size or nature are disclosed below.

Announced delisting

On 8 February 2022, further to Just Eat Takeaway.com's ongoing review to determine its optimal listing venue, the Company announced that it has formally notified The Nasdaq Stock Market, Inc. of its intent to voluntarily delist its American Depositary Receipts (“ADRs”) from the Nasdaq. Just Eat Takeaway.com expects to file a Form 25 (Notification of Removal from Listing) with the SEC and for the last trading day of its ADRs on Nasdaq to occur by the end of the first quarter of 2022. The Company expects its ADRs to be quoted and traded on the OTC Markets via a sponsored Level I Program following the voluntary delisting.

The main considerations for the voluntary delisting are the low trading volumes of the Company’s ADRs on Nasdaq and the low proportion of the Company’s total share capital held via ADRs on Nasdaq (approximately 3.7%, which is expected to decrease further overtime). Considering this and subject to meeting the relevant requirements, the Company intends to apply for a deregistration of its ordinary shares under the Securities and Exchange Act of 1934 (the "Exchange Act") in the first half of 2023.

The Company’s ordinary shares will remain listed on Euronext Amsterdam and on the London Stock Exchange. An estimate of the financial effect of the voluntary delisting cannot be made.

iFood funding
In February 2022 Just Eat Takeaway.com took up its rights to participate in iFood's funding round for its financial year ending March 2022, investing $32 million into iFood to maintain the current holding of 33.3%.

Announced proposal to discontinue certain operations

To concentrate on the highest potential markets for generating scale, leadership positions and profit pools, the Just Eat Takeaway.com Management Board intends to discontinue its operations in Norway and Portugal, anticipated to be effective as of 1 April 2022. Just Eat Takeaway.com expects no significant impact to reported operating results from the closure.

There have been no other events subsequent to the balance sheet date that require disclosure.